Redemption liabilities arising from preferred shares (Tables)	12 Months Ended
Dec. 31, 2025
Redemption liabilities arising from preferred shares
Schedule of movement of redemption liabilities arising from preferred shares

For the year ended
December 31,
2025
RMB’000

At the beginning of the year	—
Recognition of redemption liabilities arising from issuance of preferred share	424,862
Changes in fair value of redemption liabilities	158,491
Exchange adjustments	(9,672)

At the end of the year	573,681

Schedule of key valuation assumptions used to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights

As at December 31
2025
RMB’000

Weighted average cost of capital	13.5%
Risk-free interest rate	1.2%-2.3%
Discount for lack of marketability (“DLOM”)	5.5%
Expected volatility	38.7%-43.7%